UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03143

Templeton Global Smaller Companies Fund
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street
, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices)   (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500_

Date of fiscal year end: _8/31__

Date of reporting period:  8/31/20__

Item 1. Reports to Stockholders.

ANNUAL REPORT AND SHAREHOLDER LETTER
Templeton Global
Smaller Companies
Fund
August 31, 2020
Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies : Effective January 1,
2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary.
Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.
You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling
(800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Not FDIC Insured May Lose Value No Bank Guarantee
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Not part of the annual report

SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended August 31, 2020, global
economic growth weakened significantly as a result of the
novel coronavirus (COVID-19) pandemic and subsequent
economic lockdowns imposed by many governments
around the world. Global stocks advanced during the period,
however, as a result of gains prior to the pandemic combined with increased investor confidence later in the period as
many economies began to reopen. Many central banks
took significant actions to bolster economic growth during
the period. The U.S. Federal Reserve cut the federal funds
target rate range four times to 0.00%–0.25% and initiated
massive quantitative easing measures. The European
Central Bank left its key interest rate unchanged but lowered the deposit rate, resumed buying bonds and announced an
emergency asset purchase plan. In this environment, small
capitalization stocks in global developed and emerging
markets posted slightly negative returns, as measured by the
MSCI All Country World Index Small Cap Index.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy. We
continue to recommend investors consult their financial
advisors and review their portfolios to design a long-term
strategy and portfolio allocation that meet their individual needs, goals and risk tolerance.
Templeton Global Smaller Companies Fund’s annual report
includes more detail about prevailing conditions and a
discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Alan Bartlett
Chief Investment Officer
Templeton Equity Group
This letter reflects our analysis and opinions as of August
31, 2020, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.

franklintempleton.com
Annual Report

Contents
Annual Report
Templeton Global Smaller Companies Fund
..........
3
Performance Summary
...........................
6
Your Fund’s Expenses
............................
9
Financial Highlights and Statement of Investments
....
10
Financial Statements
.............................
19
Notes to Financial Statements
.....................
23
Report of Independent Registered
Public Accounting Firm
............................
33
Tax Information
..................................
34
Board Members and Officers
.......................
35
Shareholder Information
..........................
40
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Annual Report
ANNUAL REPORT
Templeton Global Smaller Companies Fund
This annual report for Templeton Global Smaller Companies
Fund covers the fiscal year ended August 31, 2020.
Your Fund’s Goals and Main Investments
The Fund seeks to achieve long-term capital growth. Under
normal market conditions, the Fund invests at least 80%
of its net assets in equity securities of smaller companies
located anywhere in the world. For this Fund, smaller
companies are companies with market capitalizations not
exceeding the lesser of the highest float-adjusted market
capitalization in the Fund’s benchmark, the MSCI All Country
World Index (ACWI) Small Cap Index, or $10 billion, at
the time of purchase. The Fund may invest a significant
amount of its assets in the securities of companies located in emerging markets, will invest its assets in issuers located in at least three different countries (including the U.S.) and will invest at least 40% of its net assets in foreign securities.
Performance Overview
For the 12 months under review, the Fund’s Class A shares
posted a +8.08% cumulative total return. In comparison, the
MSCI ACWI Small Cap Index, which measures performance
of small capitalization companies in global developed
and emerging markets, posted a +8.08% total return.
1
Please note index performance information is provided
for reference and we do not attempt to track the index but
rather undertake investments on the basis of fundamental
research. You can find the Fund’s long-term performance
data in the Performance Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index, advanced
during the 12-month period. Stocks gained for the first four months of the reporting period but fell sharply in early 2020 amid investor fears of a global economic slowdown
due to the novel coronavirus (COVID-19) pandemic.
Such fears drove many investors to sell equities and buy
government bonds, cash and other investments perceived
as safe. During the last five months of the period, global
equities rebounded due to optimism about easing lockdown
restrictions, vaccine development and government stimulus
measures. Despite a second wave of infections and
reintroduction of restrictions, as well as renewed tensions
between the U.S. and China, positive investor sentiment and
economic stimulus led global markets higher.
In the U.S., a strong labor market and solid consumer
spending drove economic growth through February
2020. However, pandemic-related restrictions caused stiff
headwinds for the economy, including mass layoffs that
drove the unemployment rate to 14.7% in April.
2
According to
the National Bureau of Economic Research, the longest U.S.
economic expansion in history ended in February 2020, and
the country slipped into a deep recession. Equities began to rebound in the spring amid declining jobless claims, rising
retail sales and optimism about treatments and potential
vaccines for COVID-19. Despite surging summer infection
rates and dampened economic activity, which caused the
second-quarter gross domestic product to decline at a record pace, resilient consumer spending in July and optimism
Geographic Composition
8/31/20
% of Total
Net Assets
North America 34.5%
Europe 31.5%
Asia 26.6%
Latin America & Caribbean 3.3%
Short-Term Investments & Other Net Assets 4.1%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. U.S. Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
14
.

Templeton Global Smaller Companies Fund

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Annual Report
about an economic rebound led equities higher. However,
gains were concentrated in only a few sectors, including
consumer staples, health care and information technology.
The U.S. Federal Reserve (Fed) lowered the federal funds
target rate twice in late 2019 to a range of 1.50%–1.75%
and implemented two emergency rate cuts in March 2020,
decreasing the rate to a range of 0.00%–0.25%. The Fed
also enacted sweeping quantitative easing measures aimed
at ensuring credit flows to borrowers and supporting credit
markets with unlimited amounts of bond purchasing. At the
end of the period, the Fed announced a shift in inflation
policy that could mean interest rates will potentially remain low, even amid low unemployment and rising inflation.
In the eurozone, forecasts of a significant contraction
in 2020 mounted as the magnitude of the pandemic’s
economic disruption became apparent. Nevertheless,
European developed market equities, as measured by the
MSCI Europe Index, advanced as some social distancing
restrictions were removed and robust fiscal stimulus
measures led to a significant rebound from the March 2020
lows.
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index, also
advanced. Generally slow yet stable economic growth
and easing trade tensions between the U.S. and China
benefited the region, until the pandemic and lockdowns in
China and other countries derailed economic growth. Sharp
market declines were followed by a rebound, as economies
reopened, aided by robust stimulus measures and many
health care companies’ continued development of COVID-19
vaccines and treatments.
Emerging market stocks, as measured by the MSCI
Emerging Markets Index, also advanced for the 12-month
period despite steep pandemic-related declines, generally
weaker currencies and lower energy prices, which hurt
emerging market economies reliant on these exports.
During the last five months of the reporting period, however, improving economic activity, higher oil prices and U.S. dollar weakness led emerging markets stocks to post strong gains,
reversing earlier losses.
Investment Strategy
When choosing equity investments for the Fund, we apply
a bottom-up, value-oriented, long-term approach, focusing
on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value
and cash flow potential. This includes an assessment by
the investment manager of the potential impacts of material
environmental, social and governance (ESG) factors on
the long-term risk and return profile of a company. We also
consider the company’s price/earnings ratio, profit margins
and liquidation value. We may consider selling a security
when we believe the security has become overvalued due
to either its price appreciation or changes in the company’s fundamentals, when we believe that the market capitalization of a security has become too large, or when we believe
another security is a more attractive investment opportunity.
Manager’s Discussion
Several holdings contributed to absolute performance during
the period under review. U.S.-based Freshpet is an innovator in the North American pet food industry, with refrigerated
units at the end of pet supply aisles offering fresh, protein-
based and processed-free food offerings for cats and dogs.
A growing retail presence and quality improvements in
its refrigerators over the last several years led to strong
operating and share-price performance during the period
under review.
Hong Kong-based Techtronic Industries is a leading global
power tools company. Shares were up on strong financial
results during the period, as the company recovered quickly
from COVID-19-related weakness. Looking ahead, we see
strengthened prospects in the long term, including further
market share gains in the cordless space and penetration
into the light-equipment market.
Top 10 Holdings
8/31/20
Company
Industry , Country
% of Total
Net Assets
a a
Dometic Group AB 2.1%
Auto Components, Sweden
Thule Group AB 2.0%
Leisure Products, Sweden
Techtronic Industries Co. Ltd. 2.0%
Machinery, Hong Kong
Logitech International SA 2.0%
Technology Hardware, Storage & Peripherals,
Switzerland
Interpump Group SpA 2.0%
Machinery, Italy
Huhtamaki OYJ 2.0%
Containers & Packaging, Finland
Freshpet , Inc. 1.9%
Food Products, United States
Crown Holdings, Inc. 1.9%
Containers & Packaging, United States
Alamo Group, Inc. 1.9%
Machinery, United States
Columbia Sportswear Co. 1.8%
Textiles, Apparel & Luxury Goods, United States

Templeton Global Smaller Companies Fund

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Annual Report
Logitech International is a Switzerland-based computer
peripherals manufacturer. The stock has done well as
demand for the company’s products—many of which
help facilitate remote working—has increased during the
pandemic. In May, management announced a dividend
increase and substantial share buyback plan, and numerous
Wall Street analysts upgraded their price targets. Shares
then rallied at the end of the period after the company beat
June quarter earnings estimates and upgraded its full-year
operating income forecast. In our view, Logitech remains a
well-managed company with a strong balance sheet, diverse
product portfolio and dynamic growth strategy in a number of interesting product segments.
Turning to detractors, Bahamas-based OneSpaWorld
Holdings operates spas on cruise ships. The company has
a dominant market share in outsourced maritime health
and wellness, is larger than its next biggest competitor by
an order of magnitudes, and has been a share gainer over
time. The logistics required to staff cruise ship spas on a
global basis makes the business very difficult to replicate, an advantage we see strengthening once the cruise industry
is able to recover from the global pandemic. Shares
declined on coronavirus fears and the subsequent impact
on travel-related industries. To bolster its financial flexibility, the company has been repatriating substantially all of its
cruise ship staff. The company has also furloughed nearly
all of its land-based spa staff in the U.S. and Caribbean,
while eliminating all non-essential operating and capital
expenditures.
DCB Bank is a leading India-based commercial bank. Its
shares declined during the period on a disappointing profit
report and we exited the position in favor of more attractive long-term opportunities.
Belgium-based Barco is a market leader in cinema
projection, wireless meeting-room technology and displays
for health care. Shares declined on a fall in reported profits during the period. We believe its upcoming projector upgrade wave should drive a return to growth in the cinema business, as laser technology offers total cost of ownership and image-
quality benefits over the old, existing xenon lamp-based
projectors. Its ClickShare product is a runaway success, with clear potential for further growth.
It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the
U.S. dollar goes up compared with a foreign currency, an
investment traded in that foreign currency will go down in
value because it will be worth fewer U.S. dollars. This can
have a negative effect on Fund performance. Conversely,
when the U.S. dollar weakens in relation to a foreign
currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance.
For the 12 months ended August 31, 2020, the U.S. dollar
declined in value relative to many currencies in which the
Fund’s investments were traded. As a result, the Fund’s
performance was positively affected by the portfolio’s
substantial investment in securities with non-U.S. currency
exposure. However, one cannot expect the same result in
future periods.
Thank you for your continued participation in Templeton
Global Smaller Companies Fund. We look forward to serving
your future investment needs.
Harlan B. Hodes
David A. Tuttle, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Countries
8/31/20
a
% of Total
Net Assets
a a
United States 31.7%
Japan 13.0%
Taiwan 8.2%
Switzerland 6.8%
Sweden 5.0%
Italy 4.7%
Germany 4.5%
Hong Kong 3.4%
United Kingdom 3.2%
Canada 2.8%
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of August 31, 2020
Templeton Global Smaller Companies Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
1-Year +8.08% +2.18%
5-Year +29.44% +4.12%
10-Year +85.39% +5.77%
Advisor
1-Year +8.32% +8.32%
5-Year +31.03% +5.55%
10-Year +90.18% +6.64%
See page 8 for Performance Summary footnotes.

Templeton Global Smaller Companies Fund
Performance Summary

franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(9/1/10
–
8/31/20)
Advisor
Class
(9/1/10
–
8/31/20)

Templeton Global Smaller Companies Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. In addition, smaller company stocks have historically exhibited greater price volatility than larger company stocks, particularly over the short term. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Source: Morningstar. The MSCI ACWI Small Cap Index is a free float-adjusted, market capitalization-weighted index designed to measure performance of small cap equity securities of global developed and emerging markets.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/19–8/31/20)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.0874 $0.1213 $0.2087
C $0.0269 $0.1213 $0.1482
R6 $0.1116 $0.1213 $0.2329
Advisor $0.1029 $0.1213 $0.2242
Total Annual Operating Expenses
5
Share Class
A 1.34%
Advisor 1.09%

Your Fund’s Expenses
Templeton Global Smaller Companies Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.
50
). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/20
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,081.50 $7.46 $1,017.97 $7.23 1.43%
C $1,000 $1,077.70 $11.39 $1,014.17 $11.04 2.18%
R6 $1,000 $1,083.50 $5.19 $1,020.16 $5.03 0.99%
Advisor $1,000 $1,083.40 $6.17 $1,019.22 $5.98 1.18%

Templeton Global Smaller Companies Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.66 $10.39 $9.92 $8.63 $8.32
Income from investment operations
a
:
Net investment income
b
......................... 0.04 0.08 0.07 0.06 0.04
Net realized and unrealized gains (losses) ........... 0.67 (1.09) 0.86 1.29 0.29
Total from investment operations .................... 0.71 (1.01) 0.93 1.35 0.33
Less distributions from:
Net investment income .......................... (0.09) (0.07) (0.07) (0.03) (0.02)
Net realized gains ............................. (0.12) (0.65) (0.39) (0.03) —
Total distributions ............................... (0.21) (0.72) (0.46) (0.06) (0.02)
Net asset value, end of year ....................... $9.16 $8.66 $10.39 $9.92 $8.63
Total return
c
................................... 8.08% (8.86)% 9.23% 15.73% 3.95%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.38% 1.33% 1.33% 1.40% 1.42%
Expenses net of waiver and payments by affiliates ....... 1.38%
d
1.33%
d
1.33%
d,e
1.39%
e
1.41%
Net investment income ........................... 0.45% 0.87% 0.72% 0.65% 0.47%
Supplemental data
Net assets, end of year (000’s) ..................... $921,018 $998,891 $1,177,880 $1,049,481 $1,020,120
Portfolio turnover rate ............................ 16.81% 18.87% 32.61% 23.49% 28.73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.15 $9.82 $9.41 $8.22 $7.97
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.03) 0.01 (—)
c
(0.01) (0.02)
Net realized and unrealized gains (losses) ........... 0.63 (1.03) 0.80 1.23 0.27
Total from investment operations .................... 0.60 (1.02) 0.80 1.22 0.25
Less distributions from:
Net investment income .......................... (0.03) — — — —
Net realized gains ............................. (0.12) (0.65) (0.39) (0.03) —
Total distributions ............................... (0.15) (0.65) (0.39) (0.03) —
Net asset value, end of year ....................... $8.60 $8.15 $9.82 $9.41 $8.22
Total return
d
................................... 7.25% (9.60)% 8.39% 14.88% 3.14%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.13% 2.08% 2.08% 2.15% 2.17%
Expenses net of waiver and payments by affiliates ....... 2.13%
e
2.08%
e
2.08%
e,f
2.14%
f
2.16%
Net investment income (loss) ...................... (0.32)% 0.12% (0.03)% (0.10)% (0.28)%
Supplemental data
Net assets, end of year (000’s) ..................... $11,509 $17,373 $38,345 $30,579 $33,802
Portfolio turnover rate ............................ 16.81% 18.87% 32.61% 23.49% 28.73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.69 $10.44 $9.97 $8.68 $8.37
Income from investment operations
a
:
Net investment income
b
......................... 0.07 0.11 0.13 0.10 0.08
Net realized and unrealized gains (losses) ........... 0.69 (1.10) 0.84 1.29 0.28
Total from investment operations .................... 0.76 (0.99) 0.97 1.39 0.36
Less distributions from:
Net investment income .......................... (0.11) (0.11) (0.11) (0.07) (0.05)
Net realized gains ............................. (0.12) (0.65) (0.39) (0.03) —
Total distributions ............................... (0.23) (0.76) (0.50) (0.10) (0.05)
Net asset value, end of year ....................... $9.22 $8.69 $10.44 $9.97 $8.68
Total return .................................... 8.55% (8.57)% 9.65% 16.18% 4.42%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.00% 0.97% 0.95% 0.96% 0.95%
Expenses net of waiver and payments by affiliates ....... 0.98% 0.96% 0.94%
c
0.93%
c
0.94%
Net investment income ........................... 0.84% 1.24% 1.11% 1.11% 0.94%
Supplemental data
Net assets, end of year (000’s) ..................... $78,551 $85,377 $101,384 $22,318 $20,690
Portfolio turnover rate ............................ 16.81% 18.87% 32.61% 23.49% 28.73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.71 $10.45 $9.97 $8.67 $8.36
Income from investment operations
a
:
Net investment income
b
......................... 0.06 0.10 0.09 0.09 0.06
Net realized and unrealized gains (losses) ........... 0.68 (1.09) 0.85 1.30 0.29
Total from investment operations .................... 0.74 (0.99) 0.94 1.39 0.35
Less distributions from:
Net investment income .......................... (0.10) (0.10) (0.07) (0.06) (0.04)
Net realized gains ............................. (0.12) (0.65) (0.39) (0.03) —
Total distributions ............................... (0.22) (0.75) (0.46) (0.09) (0.04)
Net asset value, end of year ....................... $9.23 $8.71 $10.45 $9.97 $8.67
Total return .................................... 8.32% (8.60)% 9.50% 16.02% 4.18%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.13% 1.08% 1.08% 1.15% 1.17%
Expenses net of waiver and payments by affiliates ....... 1.13%
c
1.08%
c
1.08%
c,d
1.14%
c
1.16%
Net investment income ........................... 0.68% 1.12% 0.97% 0.90% 0.72%
Supplemental data
Net assets, end of year (000’s) ..................... $47,466 $57,452 $81,450 $108,279 $50,213
Portfolio turnover rate ............................ 16.81% 18.87% 32.61% 23.49% 28.73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
Statement of Investments, August 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 93.6%
Bahamas 1.0%
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 1,478,293 $ 10,244,571
Belgium 0.9%
Barco NV ...................... Electronic Equipment, Instruments &
Components 471,324 9,970,347
Brazil 1.8%
a
Camil Alimentos SA ............... Food Products 5,983,400 13,933,930
a
M Dias Branco SA ................ Food Products 794,100 5,146,368
19,080,298
Canada 2.8%
Canaccord Genuity Group, Inc. ...... Capital Markets 1,492,300 8,857,670
a,b
Canada Goose Holdings, Inc. ....... Textiles, Apparel & Luxury Goods 209,400 5,137,045
Canadian Western Bank ........... Banks 378,518 8,052,216
Finning International, Inc. .......... Trading Companies & Distributors 103,700 1,583,334
North West Co., Inc. (The) .......... Food & Staples Retailing 271,000 5,922,929
29,553,194
China 0.8%
Haitian International Holdings Ltd. .... Machinery 3,678,000 8,898,147
Denmark 0.5%
a
Matas A/S ...................... Specialty Retail 482,581 5,361,409
a
Finland 2.0%
Fiskars OYJ Abp ................. Household Durables 26,537 380,597
a
Huhtamaki OYJ .................. Containers & Packaging 429,447 20,767,966
21,148,563
France 1.1%
a,b
Solutions 30 SE ................. IT Services 662,771 11,420,568
a
Germany 4.5%
Gerresheimer AG ................ Life Sciences Tools & Services 139,378 16,440,709
Grand City Properties SA .......... Real Estate Management & Development 420,824 10,808,895
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 368,495 9,844,522
Rational AG .................... Machinery 16,473 10,536,275
47,630,401
Hong Kong 3.4%
Johnson Electric Holdings Ltd. ...... Auto Components 5,036,250 9,935,536
Techtronic Industries Co. Ltd. ....... Machinery 1,695,790 21,475,870
Value Partners Group Ltd. .......... Capital Markets 10,565,700 4,837,696
36,249,102
Indonesia 0.1%
a,c
Sakari Resources Ltd. ............. Oil, Gas & Consumable Fuels 1,342,000 556,199
a
Italy 4.7%
a
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 243,755 7,690,678
a
Freni Brembo SpA ................ Auto Components 436,393 4,218,828
Interpump Group SpA ............. Machinery 592,309 20,676,345
a,d,e
Technogym SpA , 144A, Reg S ...... Leisure Products 1,872,324 16,829,837
49,415,688
Japan 13.0%
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 1,109,500 15,297,340

Templeton Global Smaller Companies Fund
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
Bunka Shutter Co. Ltd. ............ Building Products 685,600 $ 4,870,892
Dowa Holdings Co. Ltd. ............ Metals & Mining 172,500 5,355,102
en -japan, Inc. ................... Professional Services 201,800 5,825,329
Ezaki Glico Co. Ltd. .............. Food Products 131,500 5,590,325
Idec Corp. ...................... Electrical Equipment 529,700 8,907,998
IDOM, Inc. ..................... Specialty Retail 1,813,600 9,243,329
Kobayashi Pharmaceutical Co. Ltd. ... Personal Products 56,478 5,036,324
Matsumotokiyoshi Holdings Co. Ltd. .. Food & Staples Retailing 166,600 5,839,694
Meitec Corp. .................... Professional Services 165,300 7,966,566
Nihon Parkerizing Co. Ltd. .......... Chemicals 529,300 5,092,216
Rinnai Corp. .................... Household Durables 167,500 15,495,949
Seria Co. Ltd. ................... Multiline Retail 233,100 10,308,379
TechnoPro Holdings, Inc. .......... Professional Services 110,900 5,904,192
Tsumura & Co. .................. Pharmaceuticals 644,700 18,309,237
Zojirushi Corp. .................. Household Durables 554,000 8,381,964
137,424,836
Netherlands 2.3%
Aalberts NV .................... Machinery 148,409 5,585,541
a
Arcadis NV ..................... Construction & Engineering 431,206 9,893,260
d,e
Flow Traders, 144A, Reg S ......... Capital Markets 222,759 8,772,004
24,250,805
South Korea 1.1%
BNK Financial Group, Inc. .......... Banks 1,524,210 6,507,575
DGB Financial Group, Inc. .......... Banks 1,178,608 5,236,617
11,744,192
Spain 0.4%
a
Construcciones y Auxiliar de
Ferrocarriles SA ................ Machinery 121,455 4,347,967
a
Sweden 5.0%
BillerudKorsnas AB ............... Containers & Packaging 315,734 5,320,151
a
Cloetta AB, B ................... Food Products 1,638,654 4,584,935
a,d
Dometic Group AB, 144A .......... Auto Components 1,781,467 21,987,070
d,e
Thule Group AB, 144A, Reg S ....... Leisure Products 677,257 21,417,992
53,310,148
Switzerland 6.9%
Bucher Industries AG ............. Machinery 46,681 17,465,724
a
Landis+Gyr Group AG ............. Electronic Equipment, Instruments &
Components 120,862 7,290,062
b
Logitech International SA .......... Technology Hardware, Storage & Peripherals 277,170 20,726,773
a
Siegfried Holding AG .............. Life Sciences Tools & Services 17,795 10,088,188
Tecan Group AG ................. Life Sciences Tools & Services 37,284 16,858,287
72,429,034
Taiwan 8.2%
Catcher Technology Co. Ltd. ........ Technology Hardware, Storage & Peripherals 1,089,000 7,424,635
Chicony Electronics Co. Ltd. ........ Technology Hardware, Storage & Peripherals 5,455,432 16,435,775
Giant Manufacturing Co. Ltd. ........ Leisure Products 1,590,311 16,517,917
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 11,061,000 11,739,478
Merida Industry Co. Ltd. ........... Leisure Products 1,652,000 13,795,323
Nien Made Enterprise Co. Ltd. ...... Household Durables 764,000 8,809,994

Templeton Global Smaller Companies Fund
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 3,011,000 $ 11,873,583
86,596,705
United Kingdom 3.2%
Greggs plc ..................... Hotels, Restaurants & Leisure 336,674 6,359,707
Janus Henderson Group plc ........ Capital Markets 355,733 7,370,788
Man Group plc .................. Capital Markets 6,138,859 10,090,483
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 497,260 10,437,589
34,258,567
United States 29.9%
Alamo Group, Inc. ................ Machinery 178,410 19,785,669
a
BrightView Holdings, Inc. ........... Commercial Services & Supplies 418,000 5,133,040
Columbia Sportswear Co. .......... Textiles, Apparel & Luxury Goods 227,350 19,454,339
a
Crown Holdings, Inc. .............. Containers & Packaging 255,000 19,596,750
Deluxe Corp. .................... Commercial Services & Supplies 182,900 5,194,360
a
Ferro Corp. ..................... Chemicals 1,109,840 13,839,705
a
Freshpet , Inc. ................... Food Products 181,500 20,618,400
Hillenbrand, Inc. ................. Machinery 500,410 15,868,001
Huntington Bancshares, Inc. ........ Banks 1,466,399 13,798,815
Hyster -Yale Materials Handling, Inc. .. Machinery 112,600 4,542,284
Jones Lang LaSalle, Inc. ........... Real Estate Management & Development 104,700 10,788,288
a
Knowles Corp. .................. Electronic Equipment, Instruments &
Components 896,610 13,502,947
LCI Industries ................... Auto Components 85,380 9,701,729
Lear Corp. ..................... Auto Components 46,300 5,274,959
Levi Strauss & Co., A ............. Textiles, Apparel & Luxury Goods 868,100 10,694,992
a
LivaNova plc .................... Health Care Equipment & Supplies 106,700 5,004,230
a
Livent Corp. .................... Chemicals 1,413,200 11,983,936
Patrick Industries, Inc. ............. Building Products 140,635 7,905,093
a
PRA Health Sciences, Inc. .......... Life Sciences Tools & Services 141,900 15,170,529
Sealed Air Corp. ................. Containers & Packaging 260,500 10,237,650
Simpson Manufacturing Co., Inc. ..... Building Products 35,040 3,445,834
a
Sonos , Inc. ..................... Household Durables 1,209,200 17,013,444
a
Texas Capital Bancshares, Inc. ...... Banks 153,070 4,957,937
a
TriMas Corp. .................... Machinery 646,250 16,337,200
TrustCo Bank Corp. .............. Thrifts & Mortgage Finance 1,229,300 7,326,628
United Insurance Holdings Corp. ..... Insurance 856,490 6,483,629
US Ecology, Inc. ................. Commercial Services & Supplies 152,500 5,662,325
Voya Financial, Inc. ............... Diversified Financial Services 175,800 9,125,778
Winnebago Industries, Inc. ......... Automobiles 147,910 7,984,182
316,432,673
Total Common Stocks (Cost $761,519,073) .....................................
990,323,414
Preferred Stocks 0.5%
Brazil 0.5%
f
Alpargatas SA, 0.15% ............. Textiles, Apparel & Luxury Goods 793,887 5,397,093
Total Preferred Stocks (Cost $2,203,566) .......................................
5,397,093

Templeton Global Smaller Companies Fund
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 32 .
a a Industry Warrants a Value
a a a a a a
Warrants 0.0%
†
Bahamas 0.0%
†
a
OneSpaWorld Holdings Ltd. , 3/19/24 .. Diversified Consumer Services 314,014 $ 524,403
Total Warrants (Cost $–) ......................................................
524,403
Units
Private Limited Partnership Funds 1.8%
United States 1.8%
AllianceBernstein Holding LP ....... Capital Markets 676,265 19,266,790
Total Private Limited Partnership Funds (Cost $8,921,059) .......................
19,266,790
Total Long Term Investments (Cost $772,643,698) ...............................
1,015,511,700
Short Term Investments 5.2%
a a
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 3.9%
g
FHLB, 9/01/20 .................. 41,000,000 41,000,000
Total U.S. Government and Agency Securities (Cost $41,000,000) .................
41,000,000
Shares
h
Investments from Cash Collateral Received for Loaned
Securities 1.3%
Money Market Funds 1.3%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 13,747,178 13,747,178
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$13,747,178) ................................................................
13,747,178
a a a a a
Total Short Term Investments (Cost $54,747,178 ) ................................
54,747,178
a a a
a
Total Investments (Cost $827,390,876) 101.1% ..................................
$1,070,258,878
Other Assets, less Liabilities (1.1)% ...........................................
(11,715,703)
Net Assets 100.0% ...........................................................
$1,058,543,175
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at August 31, 2020. See Note 1(c)
c
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
d
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At August 31, 2020, the aggregate value of these securities was $69,006,903, representing 6.5% of net assets.
e
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2020, the aggregate value of these securities was $47,019,833, representing 4.4% of net assets.
f
Variable rate security. The rate shown represents the yield at period end.
g
The security was issued on a discount basis with no stated coupon rate.
h
See Note 1(c) regarding securities on loan.
i
See Note 3(f) regarding investments in affiliated management investment companies.

Templeton Global Smaller Companies Fund
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

j
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Smaller Companies Fund
Financial Statements
Statement of Assets and Liabilities
August 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Global Smaller
Companies
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $813,643,698
Cost - Non-controlled affiliates (Not e 3f) ........................................................ 13,747,178
Value - Unaffiliated issuers (includes securities loaned $16,619,799) .................................. $1,056,511,700
Value - Non-controlled affiliates (Not e 3f) ........................................................ 13,747,178
Cash .................................................................................... 54,082
Foreign currency, at value (cost $598,221) ........................................................ 598,359
Receivables:
Investment securities sold ................................................................... 1,502,979
Capital shares sold ........................................................................ 177,233
Dividends ............................................................................... 2,179,545
European Union tax reclaims ................................................................ 822,264
Total assets .......................................................................... 1,075,593,340
Liabilities:
Payables:
Capital shares redeemed ................................................................... 1,382,845
Management fees ......................................................................... 777,598
Distribution fees .......................................................................... 203,638
Transfer agent fees ........................................................................ 467,951
Payable upon return of securities loaned ......................................................... 13,747,178
Accrued expenses and other liabilities ........................................................... 470,955
Total liabilities ......................................................................... 17,050,165
Net assets, at value ................................................................. $1,058,543,175
Net assets consist of:
Paid-in capital ............................................................................. $812,726,595
Total distributable earnings (losses) ............................................................. 245,816,580
Net assets, at value ................................................................. $1,058,543,175

Templeton Global Smaller Companies Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global Smaller
Companies
Fund
Class A:
Net assets, at value ....................................................................... $921,017,516
Shares outstanding ........................................................................ 100,511,413
Net asset value per share
a
.................................................................. $9.16
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $9.69
Class C:
Net assets, at value ....................................................................... $11,508,742
Shares outstanding ........................................................................ 1,337,568
Net asset value and maximum offering price per share
a
............................................. $8.60
Class R6:
Net assets, at value ....................................................................... $78,550,726
Shares outstanding ........................................................................ 8,523,575
Net asset value and maximum offering price per share ............................................. $9.22
Advisor Class:
Net assets, at value ....................................................................... $47,466,191
Shares outstanding ........................................................................ 5,145,219
Net asset value and maximum offering price per share ............................................. $9.23
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Global Smaller Companies Fund
Financial Statements
Statement of Operations
for the year ended August 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Global Smaller
Companies
Fund
Investment income:
Dividends: (net of foreign taxes of $2,032,044)
Unaffiliated issuers ........................................................................ $19,168,514
Interest:
Unaffiliated issuers ........................................................................ 469,347
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 95,751
Non-controlled affiliates (Note 3 f ) ............................................................. 45,729
Total investment income ................................................................... 19,779,341
Expenses:
Management fees (Note 3 a ) ................................................................... 9,468,334
Distribution fees: (Note 3c )
    Class A ................................................................................ 2,346,117
    Class C ................................................................................ 143,766
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 1,650,971
    Class C ................................................................................ 25,291
    Class R6 ............................................................................... 34,464
    Advisor Class ............................................................................ 92,736
Custodian fees (Note 4 ) ...................................................................... 119,752
Reports to shareholders ...................................................................... 214,178
Registration and filing fees .................................................................... 98,509
Professional fees ........................................................................... 175,213
Trustees' fees and expenses .................................................................. 180,437
Other .................................................................................... 96,076
Total expenses ......................................................................... 14,645,844
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (32,413)
Net expenses ......................................................................... 14,613,431
Net investment income ................................................................ 5,165,910
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 1,401,546
Foreign currency transactions ................................................................ (111,440)
Net realized gain (loss) .................................................................. 1,290,106
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 69,203,096
Translation of other assets and liabilities denominated in foreign currencies .............................. 196,008
Net change in unrealized appreciation (depreciation) ............................................ 69,399,104
Net realized and unrealized gain (loss) ............................................................ 70,689,210
Net increase (decrease) in net assets resulting from operations .......................................... $75,855,120

Templeton Global Smaller Companies Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton Global Smaller Companies Fund
Year Ended
August 31, 2020
Year Ended
August 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $5,165,910 $11,123,699
Net realized gain (loss) ................................................. 1,290,106 25,906,566
Net change in unrealized appreciation (depreciation) ........................... 69,399,104 (160,957,128)
Net increase (decrease) in net assets resulting from operations ................ 75,855,120 (123,926,863)
Distributions to shareholders:
Class A ............................................................. (23,103,289) (80,865,689)
Class C ............................................................. (280,630) (1,516,611)
Class R6 ............................................................ (2,186,975) (7,246,702)
Advisor Class ........................................................ (1,429,751) (5,376,187)
Total distributions to shareholders .......................................... (27,000,645) (95,005,189)
Capital share transactions: (Note 2 )
Class A ............................................................. (121,241,132) 6,609,552
Class C ............................................................. (6,403,465) (15,958,793)
Class R6 ............................................................ (11,124,349) (343,472)
Advisor Class ........................................................ (10,634,036) (11,341,312)
Total capital share transactions ............................................ (149,402,982) (21,034,025)
Net increase (decrease) in net assets ................................... (100,548,507) (239,966,077)
Net assets:
Beginning of year ....................................................... 1,159,091,682 1,399,057,759
End of year ........................................................... $1,058,543,175 $1,159,091,682

Templeton Global Smaller Companies Fund

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Templeton Global Smaller Companies Fund (Fund) is
registered under the Investment Company Act of 1940 (1940
Act) as an open-end management investment company and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP).
The Fund offers four classes of shares: Class A, Class C,
Class R6 and Advisor Class. Class C shares automatically
convert to Class A shares after they have been held for 10
years. Each class of shares may differ by its initial sales
load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at

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4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at  4 p.m. Eastern time.
At August 31, 2020, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy. See the Fair Value Measurements note for more
information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
Agency Securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund, in the Statement of Assets and
Liabilities. Additionally, the Fund received $3,651,611 in U.S.
Government Agency Securities as collateral. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

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Notes to Financial Statements

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Annual Report
taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries
across the European Union, the Fund filed additional tax
reclaims for previously withheld taxes on dividends earned
in those countries (EU reclaims). These additional filings
are subject to various administrative proceedings by the
local jurisdictions’ tax authorities within the European
Union, as well as a number of related judicial proceedings.
Income recognized, if any, for EU reclaims is reflected
as other income in the Statement of Operations and any
related receivable, if any, is reflected as European Union
tax reclaims in the Statement of Assets and Liabilities.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amounts of foreign taxes Fund shareholders can use as
tax credits in their individual income tax returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2020, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements

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Annual Report
2. Shares of Beneficial Interest
At August 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended August 31,
2020 2019
Shares Amount Shares Amount
Class A
Class A Shares:
Shares sold
a
................................... 6,088,095 $52,042,147 11,060,807 $100,067,059
Shares issued in reinvestment of distributions .......... 2,313,315 22,161,559 10,047,309 77,665,701
Shares redeemed ............................... (23,248,452) (195,444,838) (19,088,848) (171,123,208)
Net increase (decrease) .......................... (14,847,042) $(121,241,132) 2,019,268 $6,609,552
– –
Class C
Class C Shares:
Shares sold ................................... 236,110 1,815,035 318,809 2,712,250
Shares issued in reinvestment of distributions .......... 30,579 276,433 203,155 1,487,095
Shares redeemed
a
.............................. (1,060,929) (8,494,933) (2,295,667) (20,158,138)
Net increase (decrease) .......................... (794,240) $(6,403,465) (1,773,703) $(15,958,793)
– –
Class R6
Class R6 Shares:
Shares sold ................................... 1,685,316 14,029,055 2,224,700 19,798,345
Shares issued in reinvestment of distributions .......... 177,856 1,709,193 723,280 5,598,191
Shares redeemed ............................... (3,158,936) (26,862,597) (2,837,583) (25,740,008)
Net increase (decrease) .......................... (1,295,764) $(11,124,349) 110,397 $(343,472)
– –
Advisor Class
Advisor Class Shares:
Shares sold ................................... 1,190,434 10,385,794 1,152,153 10,518,409
Shares issued in reinvestment of distributions .......... 132,310 1,274,145 601,296 4,666,053
Shares redeemed ............................... (2,774,444) (22,293,975) (2,947,376) (26,525,774)
Net increase (decrease) .......................... (1,451,700) $(10,634,036) (1,193,927) $(11,341,312)
– –
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Investments Corp. (FTIC) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

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a. Management Fees
The Fund pays an investment management fee to TIC based on the average daily net assets of the Fund as follows:
For the year ended August 31, 2020, the gross effective investment management fee rate was 0.873% of the Fund’s average daily net assets.
Under a subadvisory agreement, FTIC, an affiliate of TIC, provides subadvisory services to the Fund. The subadvisory fee is paid by TIC based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with TIC, FT Services provides administrative services to the Fund. The fee is paid by TIC based on the
Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the
Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is
February 1 through January 31.
The maximum annual plan rates, based on the average daily
net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.900% Up to and including $200 million
0.885% Over $200 million, up to and including $700 million
0.850% Over $700 million, up to and including $1 billion
0.830% Over $1 billion, up to and including $1.2 billion
0.805% Over $1.2 billion, up to and including $5 billion
0.785% Over $5 billion, up to and including $10 billion
0.765% Over $10 billion, up to and including $15 billion
0.745% Over $15 billion, up to and including $20 billion
0.725% In excess of $20 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
3. Transactions with Affiliates
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements

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Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended August 31, 2020, the Fund paid transfer agent fees of $1,803,462, of which $537,701 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended August 31, 2020, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until December 31, 2020.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended August 31, 2020, there were no credits earned.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $55,790
CDSC retained .............................................................................. $4,852
a
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a a a a a a a a a
Templeton Global Smaller Companies Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $9,552,884 $133,151,859 $(128,957,565) $ — $ — $ 13,747,178 13,747,178 $ 45,729
Total Affiliated Securities .... $9,552,884 $133,151,859 $(128,957,565) $— $— $13,747,178 $45,729
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements

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Annual Report
5. Income Taxes
The tax character of distributions paid during the years ended August 31, 2020 and 2019, was as follows:
At August 31, 2020, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of EU reclaims, passive foreign investment company shares, pass-through entity income and corporate actions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2020, aggregated
$173,634,803 and $337,271,501, respectively.
At August 31, 2020, in connection with securities lending transactions, the Fund loaned equity investments and received
$13,747,178 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
2020 2019
Distributions paid from:
Ordinary income .......................................................... $11,430,352 $17,915,363
Long term capital gain ...................................................... 15,570,293 77,089,826
$27,000,645 $95,005,189
Cost of investments .......................................................................... $834,090,733
Unrealized appreciation ........................................................................ $322,944,405
Unrealized depreciation ........................................................................ (86,776,260)
Net unrealized appreciation (depreciation) .......................................................... $236,168,145
Distributable earnings:
Undistributed ordinary income ................................................................... $8,609,108
Undistributed long term capital gains .............................................................. $190,753
Total distributable earnings ..................................................................... $8,799,861

Templeton Global Smaller Companies Fund
Notes to Financial Statements

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Annual Report
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended August 31, 2020, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

Templeton Global Smaller Companies Fund
Notes to Financial Statements

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Annual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2020, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Templeton Global Smaller Companies Fund
Assets:
Investments in Securities:
Common Stocks :
Bahamas ............................ $ 10,244,571 $ — $ — $ 10,244,571
Belgium ............................. — 9,970,347 — 9,970,347
Brazil ............................... 19,080,298 — — 19,080,298
Canada ............................. 29,553,194 — — 29,553,194
China ............................... — 8,898,147 — 8,898,147
Denmark ............................ 5,361,409 — — 5,361,409
Finland .............................. — 21,148,563 — 21,148,563
France .............................. — 11,420,568 — 11,420,568
Germany ............................ 26,976,984 20,653,417 — 47,630,401
Hong Kong ........................... — 36,249,102 — 36,249,102
Indonesia ............................ — — 556,199 556,199
Italy ................................ 7,690,678 41,725,010 — 49,415,688
Japan ............................... — 137,424,836 — 137,424,836
Netherlands .......................... 8,772,004 15,478,801 — 24,250,805
South Korea .......................... — 11,744,192 — 11,744,192
Spain ............................... 4,347,967 — — 4,347,967
Sweden ............................. — 53,310,148 — 53,310,148
Switzerland ........................... 20,726,773 51,702,261 — 72,429,034
Taiwan .............................. — 86,596,705 — 86,596,705
United Kingdom ....................... 7,370,788 26,887,779 — 34,258,567
United States ......................... 316,432,673 — — 316,432,673
Preferred Stocks ........................ 5,397,093 — — 5,397,093
Warrants .............................. 524,403 — — 524,403
Private Limited Partnership Funds ............ 19,266,790 — — 19,266,790
Short Term Investments ................... 13,747,178 41,000,000 — 54,747,178
Total Investments in Securities ........... $495,492,803 $574,209,876 $556,199 $1,070,258,878
10. Fair Value Measurements
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements

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Annual Report
Abbreviations
Selected Portfolio
FHLB Federal Home Loan Banks

Templeton Global Smaller Companies Fund
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees and Shareholders of Templeton Global Smaller Companies Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton
Global Smaller Companies Fund (the "Fund") as of August 31, 2020, the related statement of operations for the year ended
August 31, 2020, the statements of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2020
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2020 and the financial highlights for each of the five years in the period ended August 31, 2020 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
October 19, 2020
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Global Smaller Companies Fund
Tax Information (unaudited)

franklintempleton.com
Annual Report
Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $15,570,293 as a long term capital gain dividend for the fiscal year ended August 31, 2020.
Under Section 854(b)(1)(A) of the Internal Revenue Code, the Fund hereby reports 23.30% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended August 31, 2020.
Under Section 854(b)(1)(B) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $11,115,066 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue
Code for the fiscal year ended August 31, 2020 . Distributions, including qualified dividend income, paid during calendar year
2020 will be reported to shareholders on Form 1099-DIV by mid-February 2021. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.
At August 31, 2020, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. The Fund elects to treat foreign taxes paid as allowed under Section 853 of the Internal Revenue Code. This election will allow shareholders of record as of the 2020 distribution date, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

Templeton Global Smaller Companies Fund
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 126 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 30 Ares Capital Corporation (specialty finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Mary C. Choksi (1950) Trustee Since 2016 126 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-May 2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987–2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Global Smaller Companies Fund

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
2004 and Lead
Independent
Trustee
since 2007
126 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); Santander
Holdings USA. (holding company)
(2019-present); and formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 126 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2005 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2005 126 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-May 2020;
previously 2010-2012), Cbeyond,
Inc. (business communications
provider) (2010-2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-September 2020); Executive Vice President - Government
Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government
Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 2004 19 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Robert E. Wade (1946) Trustee Since 2006 30 El Oro Ltd (investments) (2003-
2019).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in
private
practice as a sole practitioner (1972-2008) and member of various boards.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 137 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board and Trustee
since 2013 and
Vice President
since 1996
126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alan T. Bartlett (1970) President and
Chief Executive
Officer –
Investment
Management
Since December 2019 Not Applicable Not Applicable
Lyford Cay
Nassau, Bahamas
Principal Occupation During at Least the Past 5 Years:
President and Director, Templeton Global Advisors Limited; Chief Investment Officer of Templeton Global Equity Group; officer of five of the investment companies in Franklin Templeton; Chairman of the Board, Goodhart Partners; and formerly , Chief Executive Officer, Goodhart
Partners (2009-2019).
Independent Board Members
(continued)

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Annual Report
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle (1958) Interim Chief
Compliance
Officer
Since January 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting
Officer and
Treasurer
Since 2017 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 15 of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Robert C. Rosselot (1960) Chief
Compliance
Officer
Since 2013 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton; Senior Vice President, Franklin Templeton Companies, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Senior Associate General Counsel, Franklin Templeton (2007-2013); and Secretary and Vice
President, Templeton Group of Funds (2004-2013).
Interested Board Members and Officers
(continued)

Templeton Global Smaller Companies Fund

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Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream Partners LP (2017-present). Mr. Niemiec was formerly a director of Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Secretary
Vice President
since 2011
and Secretary
since 2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Templeton Global Smaller Companies Fund
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
TEMPLETON GLOBAL SMALLER COMPANIES FUND
(Fund)
At a meeting held on May 13, 2020 (Meeting), the Board
of Trustees (Board) of the Fund, including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Templeton Investment
Counsel, LLC (TICL) and the Fund and the investment sub-
advisory agreement between TICL and Franklin Templeton
Investments Corp. (Sub-Adviser), an affiliate of TICL, on
behalf of the Fund (each a Management Agreement) for
an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of each Management Agreement. TICL and the
Sub-Adviser are each referred to herein as a Manager.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by each Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to each Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from each Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of the Fund;
(iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are
realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of each
Management Agreement are fair and reasonable and
that the continuance of such Management Agreement is
in the interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by each Manager and its affiliates to
the Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of each Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by each Manager and its affiliates; and management fees
charged by each Manager and its affiliates to US funds
and other accounts, including management’s explanation
of differences among accounts where relevant. The Board
also reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continuing efforts and expenditures
in establishing effective business continuity plans and
developing strategies to address areas of heightened
concern in the mutual fund industry, such as cybersecurity
and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Managers’ parent, and its commitment to the mutual fund
business as evidenced by its continued introduction of new
funds, reassessment of the fund offerings in response to
the market environment and project initiatives and capital
investments relating to the services provided to the Fund
by the FT organization. The Board specifically noted FT’s
commitment to enhancing services and controlling costs,

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Shareholder Information

franklintempleton.com
Annual Report
as reflected in its plan to outsource certain administrative functions, and growth opportunities, as evidenced by its
upcoming acquisition of the Legg Mason companies. The
Board acknowledged the change in leadership at FRI and
the opportunity to hear from Jennifer Johnson, President and
Chief Executive Officer of FRI, about goals she has for the
company that will benefit the Fund.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and
its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended February
29, 2020. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also considered the performance returns for the Fund
in comparison to the performance returns of a customized
peer group (Performance Customized Peer Group) selected
by the Manager. The Board further reviewed and considered
Fund performance reports provided and discussions
that occurred with portfolio managers at Board meetings
throughout the year. A summary of the Fund’s performance
results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional global small-/mid-cap funds.
The Performance Customized Peer Group included only
funds that are value style and invest only in stocks that have total market cap less than the largest market cap stock in
the MSCI All Country World Small Cap Index at the time of
purchase. The Board noted that the Fund’s annualized total
return for the one-, three-, five- and 10-year periods was
below the median of its Performance Universe. The Board
also noted that the Fund’s annualized total return for the
one-, three- and five-year periods was above the median
of its Performance Customized Peer Group, and for the
10-year period was equal to the median of its Performance
Customized Peer Group. The Board noted the small size of
the Fund’s Performance Customized Peer Group and that
therefore no quintile information was provided for the Fund.
The Board discussed the Fund’s performance with
management and management explained that the
Performance Universe includes mid-cap funds, which have
outperformed small-cap funds during the one- and three-
year periods. Management also explained that the Fund is
limited in purchasing securities with market capitalizations that do not exceed the lesser of (i) the highest float-adjusted market capitalization in the Fund’s benchmark, or (2) $8
billion at the time of purchase, whereas other funds in the
Performance Universe can purchase securities with higher
market capitalizations.
Management further explained that the Performance
Universe is a growth peer group, whereas the Fund has a
value-oriented approach to investing. The Board also noted
management’s explanation that a more relevant comparison
for the Fund is its benchmark, the MSCI All Country World
Small Cap Index, which the Fund underperformed for the
one-, three- and five-year periods primarily due to stock
selection in the health care, industrials, financials and real estate sectors and underweight positions in health care,
information technology, real estate and utilities. Management then discussed with the Board the actions that are being
taken in an effort to address the sources of the Fund’s
underperformance, including steps that have been taken/
are being taken to further diversify the Fund’s portfolio and enhance the Fund’s portfolio risk-reward characteristics
in the current environment. The Board concluded that the
Fund’s Management Agreements should be continued
for an additional one-year period, and the enhancements
monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
as the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market

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Shareholder Information

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Annual Report
volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A
shares for the Fund and for each other Fund in the Expense
Group. The Board received a description of the methodology
used by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund, one
other global small-/mid-cap fund, two global multi-cap
value funds, four global multi-cap core funds, three global
multi-cap growth funds, and four global large-cap growth
funds. The Board noted that the Management Rate was
approximately two and a half basis points above the median
of its Expense Group. The Board also noted that the actual
total expense ratio for the Fund was above the median of its
Expense Group. The Board discussed with management the
composition of the Fund’s Expense Group and management
explained that the Expense Group is not directly comparable
to the Fund, given the inclusion of multi-cap funds, as
opposed to small- and mid-cap only funds. Management
further explained that the expenses for global equity funds
that invest in small- and mid-cap companies tend to be
higher than the expenses of those multi-cap funds that
comprise the Expense Group. The Board noted that the
Fund’s Sub-Adviser is paid by TICL out of the management
fee TICL receives from the Fund. After consideration of the
above, the Board concluded that the Management Rate
charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by each Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis that
addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management
and other services to each of the individual funds during
the 12-month period ended September 30, 2019, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Fund’s profitability report presentations from prior years.
Additionally, PricewaterhouseCoopers LLP, auditor to FRI
and certain FT funds, was engaged to review and assess
the allocation methodologies to be used solely by the Fund’s
Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type
of mutual fund operations conducted by each Manager
and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered the initiative currently underway to outsource
certain operations, which effort would require considerable
up-front expenditures by the Managers but, over the long
run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving
shareholder services provided to the Fund, as well as
the need to implement systems and meet additional
regulatory and compliance requirements resulting from
recent US Securities and Exchange Commission and other
regulatory requirements, notably in the area of cybersecurity protections.
The Board also considered the extent to which each
Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
each Manager may realize economies of scale, if any, as
the Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the
Fund grows in size. The Board considered management’s
view that any analyses of potential economies of scale in
managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager
incurs across the FT family of funds as a whole. The Board

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Annual Report
concluded that to the extent economies of scale may be
realized by TICL and its affiliates, the Fund’s management
fee structure provided a sharing of benefits with the Fund
and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Funds has adopted and implemented a written
Liquidity Risk Management Program (the “LRMP”) as
required by Rule 22e-4 under the Investment Company
Act of 1940 (the “Liquidity Rule”). The LRMP is designed
to assess and manage each Fund’s liquidity risk, which is
defined as the risk that the Fund could not meet requests
to redeem shares issued by the Fund without significant
dilution of remaining investors’ interests in the Fund. In
accordance with the Liquidity Rule, the LRMP includes
policies and procedures that provide for: (1) assessment,
management, and review (no less frequently than annually)
of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly
Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3)
for Funds that do not primarily hold assets that are Highly
Liquid, establishing and maintaining a minimum percentage
of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4)
prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net
assets in Illiquid assets. The LRMP also requires reporting
to the SEC (on a non-public basis) and to the Board if the
Fund’s holdings of Illiquid assets exceed 15% of the Fund’s
net assets. Funds with HLIMs must have procedures for
addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the Securities and
Exchange Commission (“SEC”) (on a non-public basis).
The Funds’ Board of Trustees approved the appointment
of the Director of Liquidity Risk within the Investment Risk
Management Group (the “IRMG”) as the Administrator
of the LRMP. The IRMG maintains the Investment
Liquidity Committee (the “ILC”) to provide oversight and
administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC
includes representatives from Franklin Templeton’s Risk,
Trading, Global Compliance, Investment Compliance,
Investment Operations, Valuation Committee and Product
Management groups.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other
funding sources including the Funds’ interfund lending facility and line of credit.. Classification of the Fund’s portfolio
holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
The Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2020, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness
of the program during the period December 1, 2018 to
December 31, 2019. The Program Administrator report
concluded that (i.) the LRMP, as adopted and implemented,
remains reasonably designed to assess and manage each
Fund’s liquidity risk; (ii.) the LRMP, including the Highly
Liquid Investment Minimum (“HLIM”) where applicable, was
implemented and operated effectively to achieve the goal
of assessing and managing each Fund’s liquidity risk; and
(iii.) each Fund was able to meet requests for redemption
without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also
presented the Fund Board of Trustees an update on liquidity
during the first quarter of 2020 in relation to the COVID-19 pandemic.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete

Templeton Global Smaller Companies Fund
Shareholder Information

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Annual Report
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Fund files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive each Fund’s financial reports every six
months as well as an annual updated summary prospectus
(prospectus available upon request). To reduce Fund
expenses, we try to identify related shareholders in
a household and send only one copy of the financial
reports and summary prospectus. This process, called
“householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents
householded, please call us at (800) 632-2301. At any time
you may view current prospectuses/summary prospectuses
and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

103 A 10/20
© 2020 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Templeton Global Smaller Companies Fund
Investment Manager Distributor Shareholder Services
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Counsel, LLC
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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and
David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $53,143 for the fiscal year ended August 31, 2020 and $59,437 for the fiscal year ended August 31, 2019.

(b)      Audit-Related Fees
The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4 were $3,133 for the fiscal year ended August 31, 2020 and $3,133 for the fiscal year ended August 31, 2019. The services for which these fees were paid included attestation services.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended August 31, 2020 and $20,000 for the fiscal year ended August 31, 2019. The services for which these fees were paid included professional fees in connection with tax treatment of equipment lease transactions and professional fees in connection with an Indonesia withholding tax refund claim.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended August 31, 2020 and $478 for the fiscal year ended August 31, 2019. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $145,744 for the fiscal year ended August 31, 2020 and $29,900 for the fiscal year ended August 31, 2019.  The services for which these fees were paid included the issuance of an Auditors’ Certificate for South Korean regulatory shareholder disclosures, benchmarking services in connection with the ICI TA Survey, and valuation services related to a fair value engagement.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $148,877 for the fiscal year ended August 31, 2020 and $53,511 for the fiscal year ended August 31, 2019.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee
of Listed Registrants.
                    N/A

Item 6. Schedule of Investments.
                                 N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                                 N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                                N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
Evaluation of Disclosure Controls and Procedures.

The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)  Changes in Internal Controls:
During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                 N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL SMALLER COMPANIES FUND

By _S\MATTHEW T. HINKLE_____
   Matthew T. Hinkle
   Chief Executive Officer –
   Finance and Administration
Date:  October 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _S\MATTHEW T. HINKLE_____
   Matthew T. Hinkle
   Chief Executive Officer –
   Finance and Administration
Date:  October 27, 2020

By _S\ROBERT G. KUBILIS______
   Robert G. Kubilis
   Chief Financial Officer
and

Chief Accounting Officer
Date:  October 27, 2020